                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                             Form 13F COVER PAGE

Report for the Quarter Ended: March 31, 2001

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.): [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Paul J. Schupf - Paul J. Schupf Associates
      --------------------------------------------
Address: 27 Payne Street - P.O. Box 179
         -----------------------------------------
         Hamilton, NY 13346
         -----------------------------------------

Form 13F File Number: 28--03795

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Lee Woltman
        ------------------------
Title:  Administrator
        ------------------------
Phone:  315-824-1666
        ------------------------

Signature, Place, and Date of Signing:

/s/ Lee Woltman              Hamilton, New York 13346         4/2/01
---------------------       --------------------------      ---------
     [Signature]               [City, State]                  [Date]

Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

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[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
List of Other Manager Reporting for this Manager:
[If there are no entries in this list, omit this section).
Form 13F File Number            Name
28-03795                        /s/ Lee Woltman
----------------------          ----------------------


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                                    FORM 13F
                                 March 31, 2001



                                        Title of            Value     Shares/    Sh/       Put/
Name of Issuer                            Class     CUSIP   (x$1000)  Prn Amt    Prn       Call
------------------------------          -------- ---------- --------  --------   ---       ----
Adobe Systems Inc                       COM       00724F101     51979    1486400 SH
Adv Micro Devices                       COM       007903107       663      25000 SH
Amkor Technology                        COM       031652100     14335     875400 SH
Aztec Technology                        COM       05480L101        18     146745 SH
Bookham Technology                      COM       09856Q108       112      24900 SH
CareMatrix                              COM       141706309         4      19312 SH
Chordiant Software                      COM       170404107        80      20000 SH
Ciena                                   COM       171779101      1315      31500 SH
Citigroup Inc.                          COM       172967101      1349      30000 SH
Corel Corp.                             COM       21868Q109        73      29900 SH
Corio Inc.                              COM       218875102        19      10000 SH
Credence Systems                        COM       225302108      2171     105600 SH
Diedrich Coffee                         COM       253675102       496     793400 SH
Elastic Networks                        COM       284159100        48      48000 SH
Globespan                               COM       379571102       284      13000 SH
Hanover Compressors                     COM       410768105      1600      50000 SH
I GO                                    COM       449592104       181     321000 SH
IBasis Inc                              COM       450732102       135      44050 SH
InVision Tech.                          COM       461851107       138      45900 SH
Inacom Corp Com                         COM       45323G109         1     195844 SH
Infineon Technology                     COM       45662N103      3262      87100 SH
Innoveda                                COM       45769F102      2619     755100 SH
Integrated Information Systems          COM       45817B103        24      31900 SH
International Business Machs            COM       459200101       962      10000 SH
Juniper Communicaitons                  COM       48203R104       862      22700 SH
Komag Inc                               COM       500453105        32      32283 SH
Koninklijke Philips Electronic          COM       909149106       781      29250 SH
LTX CORP                                COM       502392103      2093     112000 SH
MK Gold Co                              COM       55305P100       108     101500 SH
MKS Instruments                         COM       55306N104      2647     141492 SH
MarchFirst                              COM       566244109         3      19600 SH
Micron Technology                       COM       595112103     58412    1406500 SH
Microsoft Corp                          COM       594918104      1980      36200 SH
Motorola Inc                            COM       620076109       333      23400 SH
Nasdaq-100 Trust Series 1               COM       631100104      4188     107000 SH
Net Perceptions                         COM       64107U101        21      24000 SH
Network Applicance                      COM       64120L104       228      13600 SH
Novell                                  COM       670006105     13242    2648498 SH
Oni Systems                             COM       68273F103       300      15400 SH
Pervasive Software                      COM       715710109       519     437100 SH
Research In Motion                      COM       760975102      1173      53400 SH
Rudolph Technologies Inc.               COM       781270103      5092     146800 SH
S & P Deposit Receipt                   COM       78462F103     23338     200000 SH
STMicroelectronics                      COM       784213100      1467      42900 SH
SyQuest Tech.                           COM       871660106         1     285700 SH

                                                                    Voting Authority
                                                             -----------------------------
                                         Invstmt   Other
Name of Issuer                           Dscretn   Managers     Sole      Shared    None
------------------------------           -------   --------  ----------  --------  --------
Adobe Systems Inc                        Sole                  1486400
Adv Micro Devices                        Sole                    25000
Amkor Technology                         Sole                   875400
Aztec Technology                         Sole                   146745
Bookham Technology                       Sole                    24900
CareMatrix                               Sole                    19312
Chordiant Software                       Sole                    20000
Ciena                                    Sole                    31500
Citigroup Inc.                           Sole                    30000
Corel Corp.                              Sole                    29900
Corio Inc.                               Sole                    10000
Credence Systems                         Sole                   105600
Diedrich Coffee                          Sole                   793400
Elastic Networks                         Sole                    48000
Globespan                                Sole                    13000
Hanover Compressors                      Sole                    50000
I GO                                     Sole                   321000
IBasis Inc                               Sole                    44050
InVision Tech.                           Sole                    45900
Inacom Corp Com                          Sole                   195844
Infineon Technology                      Sole                    87100
Innoveda                                 Sole                   755100
Integrated Information Systems           Sole                    31900
International Business Machs             Sole                    10000
Juniper Communicaitons                   Sole                    22700
Komag Inc                                Sole                    32283
Koninklijke Philips Electronic           Sole                    29250
LTX CORP                                 Sole                   112000
MK Gold Co                               Sole                   101500
MKS Instruments                          Sole                   141492
MarchFirst                               Sole                    19600
Micron Technology                        Sole                  1406500
Microsoft Corp                           Sole                    36200
Motorola Inc                             Sole                    23400
Nasdaq-100 Trust Series 1                Sole                   107000
Net Perceptions                          Sole                    24000
Network Applicance                       Sole                    13600
Novell                                   Sole                  2648498
Oni Systems                              Sole                    15400
Pervasive Software                       Sole                   437100
Research In Motion                       Sole                    53400
Rudolph Technologies Inc.                Sole                   146800
S & P Deposit Receipt                    Sole                   200000
STMicroelectronics                       Sole                    42900
SyQuest Tech.                            Sole                   285700

                                    FORM 13F
                                 March 31, 2001



                                        Title of            Value     Shares/    Sh/       Put/
Name of Issuer                            Class     CUSIP   (x$1000)  Prn Amt    Prn       Call
------------------------------          -------- ---------- --------  --------   ---       ----
Taiwan Semi MFG                         COM       874039100      3201     165000 SH
ThreeDFX Interactive                    COM       88553X103         5      15700 SH
TranSwitch Corp                         COM       894065101       280      21300 SH
US Office Products                      COM       912325305         8     476132 SH
Ultrapar Participacoes S.A.             COM       90400P101       660      75000 SH
Value America                           COM       92038N102        11     628700 SH
Varsity Group Inc.                      COM       922300108        27     140000 SH
Vodafone Grp PLC Spn ADR                COM       92857T107       271      10000 SH
Yahoo!                                  COM       984332106       369      23400 SH
Youbet.com                              COM       987413101       175     399600 SH
Inacom Conv Pr 6.75%                              92208Q208         6      95000 SH
Superior TeleCom                                  86836P202      1195      92563 SH

                                                                     Voting Authority
                                                              -----------------------------
                                          Invstmt   Other
Name of Issuer                            Dscretn   Managers     Sole      Shared    None
------------------------------            -------   --------  ----------  --------  --------
Taiwan Semi MFG                           Sole                   165000
ThreeDFX Interactive                      Sole                    15700
TranSwitch Corp                           Sole                    21300
US Office Products                        Sole                   476132
Ultrapar Participacoes S.A.               Sole                    75000
Value America                             Sole                   628700
Varsity Group Inc.                        Sole                   140000
Vodafone Grp PLC Spn ADR                  Sole                    10000
Yahoo!                                    Sole                    23400
Youbet.com                                Sole                   399600
Inacom Conv Pr 6.75%                      Sole                    95000
Superior TeleCom                          Sole                    92563

REPORT SUMMARY             57 DATA RECORDS 204898            0         OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED